UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Prudential World Fund, Inc.

Strategic Partners International Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
Australia 1.1%
240,862	James Hardie Industries N.V.	$961,452
39,433	National Australia Bank, Ltd.	736,490
371,693	News Corp., Ltd.	3,180,826

		4,878,768
Canada 0.5%
44,332	Royal Bank of Canada	2,051,481
Finland 0.9%
323,272	Nokia AB Oyj	3,709,109
France 10.4%
120,619	Aventis SA	9,366,644
238,217	AXA	4,895,701
112,865	BNP Paribas SA	6,574,061
149,098	France Telecom SA	3,694,246
49,110	Lafarge SA	4,209,771
80,064	Total SA Series B	15,548,205

		44,288,628
Germany 6.0%
124,113	Bayer AG	3,314,266
169,146	Bayerische Motoren Werke (BMW) AG	7,518,514
59,588	Deutsche Bank AG	4,143,043
144,774	E.ON AG	10,306,401

		25,282,224
Hong Kong 3.8%
370,000	Cheung Kong Holdings, Ltd.	2,727,617
352,500	Esprit Holdings, Ltd.	1,572,722
234,100	Hang Seng Bank, Ltd.	2,993,836
1,226,000	Johnson Electric Holdings, Ltd.	1,241,742
1,072,000	Li & Fung, Ltd.	1,484,336
409,000	Sun Hung Kai Properties, Ltd.	3,460,836
381,000	Swire Pacific, Ltd. (Class A)	2,540,049

		16,021,138
Ireland 1.1%
213,486	CRH PLC	4,819,248
Italy 3.8%
474,738	Eni SpA	9,773,693
2,153,790	Telecom Italia SpA	6,391,884

		16,165,577

Prudential World Fund, Inc.

Strategic Partners International Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Japan 18.0%
258,300	Canon, Inc.	$12,607,348
53,400	Fanuc, Ltd.	3,075,932
176,900	Honda Motor Co., Ltd.	8,602,557
54,300	Hoya Corp.	5,578,350
467	Japan Tobacco, Inc.	3,565,717
222	Millea Holdings, Inc.	3,266,610
486	Mitsubishi Tokyo Financial Group, Inc.	4,347,423
286,000	Mitsui Sumitomo Insurance Co., Ltd.	2,643,040
1,859	Nippon Telegraph and Telephone Corp.	9,257,054
1,629	NTT DoCoMo, Inc.	2,835,458
129,000	Ricoh Co., Ltd.	2,511,597
25,600	Rohm Co., Ltd.	2,737,894
114,500	Shin-Etsu Chemical Co., Ltd.	3,883,271
169,000	Shionogi & Co., Ltd.	3,015,935
689	Sumitomo Mitsui Financial Group, Inc.	4,148,033
96,600	Takeda Chemical Industries, Ltd.	4,515,598

		76,591,817
Netherlands 8.5%
400,388	ABN AMRO Holding N.V.	8,387,623
50,206	Heineken N.V.	1,573,397
468,636	ING Groep N.V.	10,878,055
287,996	Koninklijke (Royal) Philips Electronics N.V.	6,983,201
70,120	Koninklijke Ahold N.V.(a)	521,722
281,177	Reed Elsevier PLC	3,595,116
111,737	TPG N.V.	2,449,715
65,501	VNU N.V.	1,730,976

		36,119,805
Singapore 0.7%
366,296	United Overseas Bank, Ltd.	2,916,319
South Korea 4.3%
63,220	Hyundai Motor Co.	2,346,086
135,220	Korea Electric Power Corp.	2,271,974
57,630	KT Corp.	1,833,122
26,155	POSCO (ADR)	3,567,099
23,509	Samsung Electronics Co., Ltd. (GDR)	8,382,431

		18,400,712
Spain 3.0%
668,940	Banco Santander Central Hispano SA(a)	6,362,428
436,250	Telefonica SA	6,360,455

		12,722,883
Switzerland 12.6%
61,403	Nestle SA	15,694,517
237,525	Novartis AG	10,629,074
85,805	Roche Holdings AG	8,484,256

Prudential World Fund, Inc.

Strategic Partners International Value Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
107,928	Swiss Reinsurance	$6,306,029
184,360	UBS AG	12,335,339

		53,449,215
Taiwan 0.6%
347,775	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,476,159
United Kingdom 23.9%
987,116	Barclays PLC	8,257,095
294,598	British America Tobacco PLC	4,478,549
601,615	BT Group PLC	2,064,937
472,989	Cadbury Schweppes PLC	3,872,630
648,349	Centrica PLC	2,788,311
587,290	Compass Group PLC	3,414,793
394,035	Diageo PLC	4,883,171
114,711	Enterprise Inns PLC	1,111,818
311,752	GlaxoSmithKline PLC	6,332,332
79,866	GUS PLC	1,250,450
356,363	HSBC Holdings PLC	5,232,828
647,318	Kingfisher PLC	3,343,007
404,454	Prudential PLC	3,335,398
204,988	Reed International PLC	1,815,343
258,991	Royal Bank Scotland Group PLC	7,281,074
396,392	Smith & Nephew PLC (ADR)	4,000,545
124,808	Smiths Group PLC	1,656,787
1,555,783	Tesco PLC	7,200,093
324,262	Tomkins PLC	1,487,403
40,346	Travis Perkins PLC	961,110
818,750	Unilever PLC	7,228,394
4,988,714	Vodafone Group PLC	10,818,032
70,501	Whitbread PLC	1,049,979
330,531	Wolseley PLC	5,139,012
243,389	WPP Group PLC	2,250,573

		101,253,664

	Total long-term investments (cost $ 387,710,885)	421,146,747

SHORT-TERM INVESTMENTS 0.3%
Mutual Fund
1,178,614	Dryden Core Investment Fund-Taxable Money Market Series (cost $1,178,614)	1,178,614

	Total Investments 99.5% (cost $388,889,499 (b))	422,325,361
	Other assets in excess of liabilities 0.5%	2,080,312

	Net Assets 100%	$424,405,673

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments is $396,942,242. The net unrealized appreciation is $25,383,119 and comprised of appreciation of $51,448,502 and depreciation of $26,065,383. The difference between book basis and tax basis is attributable to deferred losses on wash sales.
ADR	– American Depository Receipt.
GDR	– Global Depository Receipt.

Schedule of Investments

as of July 31, 2004 (Unaudited) Cont'd.

The industry classification of the Schedule of Investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2004 was as follows:

Commercial Banks	14.0%
Pharmaceuticals	9.9
Diversified Telecommunication Services	7.0
Food Products	6.3
Oil & Gas	6.0
Insurance	4.8
Automobiles	4.4
Capital Markets	3.9
Office Electronics	3.6
Wireless Telecommunication Services	3.2
Semiconductor & Semi Equipment	3.2
Electric Utilities	3.0
Media	3.0
Diversified Financial Services	2.6
Construction Materials	2.4
Real Estate	2.1
Tobacco	1.9
Food & Staple Retailing	1.8
Chemicals	1.7
Household Durables	1.6
Beverages	1.5
Speciality Retail	1.4
Hotels Restaurants & Liesure	1.3
Electronic Equipment & Instruments	1.3
Trading Co & Distributions	1.2
Healthcare Equipment & Supplies	0.9
Communication Equipment	0.9
Metals & Mining	0.8
Industrial Conglomerates	0.7
Machinery	0.7
Gas Utilities	0.6
Air Freight & Logistics	0.6
Distributors	0.4
Internet & Catalog Retail	0.3
Mutual Fund	0.3
Electronic Equipment	0.2

99.5
Other assets in excess of liabilities	0.5

100.0%

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.5%
COMMON STOCKS
Australia 0.4%
71,000	BHP Billiton Ltd.	$655,327
34,000	News Corp. Ltd. (The)	290,960
23,500	Rio Tinto Ltd.	623,558

		1,569,845
Belgium 0.3%
16,400	Solvay S.A.	1,372,263
Bermuda 1.7%
220,200	Marvell Technology Group Ltd.(a)	5,113,044
67,500	Tyco International Ltd.(b)	2,092,500

		7,205,544
Canada 0.7%
100,000	Suncor Energy, Inc.	2,898,000
China 0.8%
10,654,000	China Oilfield Services Ltd., Ser. H	3,175,773
France 3.3%
44,200	Carrefour S.A.	2,108,895
49,907	France Telecom S.A.	1,236,561
54,663	Total S.A.	10,615,401

		13,960,857
Germany 4.7%
23,908	Deutsche Bank AG	1,662,279
86,389	Deutsche Boerse AG	4,210,247
245,500	Deutsche Telekom AG(a)	4,114,332
6,820	SAP AG	1,093,697
79,200	SAP AG (ADR)	3,168,792
76,454	Siemens AG	5,367,250

		19,616,597
Greece 0.3%
58,500	OPAP S.A.	1,133,941
Hong Kong 0.2%
450,000	Cosco Pacific Ltd.	640,397
21,337	HSBC Holdings PLC	314,590

		954,987
India 0.6%
195,600	Bharat Heavy Electricals Ltd.	2,297,219
16,500	Reliance Industries Ltd. (GDR)	358,050

		2,655,269

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Ireland 1.4%
364,275	Anglo-Irish Bank Corp. PLC	5,745,254
Italy 3.0%
526,700	Enel SpA	4,153,490
187,267	Eni SpA	3,855,369
259,676	Riunione Adriatica di Sicurta SpA	4,683,303

		12,692,162
Japan 12.1%
91,900	ABC - Mart, Inc.	2,279,875
65,300	Aoyama Trading Co. Ltd.	1,470,576
500,000	Asahi Glass Co. Ltd.	4,495,088
23,000	Canon, Inc.	1,122,605
7,100	FANUC Ltd.	408,972
18,200	Honda Motor Corp. Ltd.	885,057
5,600	Hoya Corp.	575,299
238,700	JFE Holdings, Inc.	5,707,555
1,400	Keyence Corp.	295,940
39,000	Mitsubishi Corp.	375,111
442,000	Mitsubishi Estate Co. Ltd.	5,024,575
88	Mitsubishi Tokyo Financial Group, Inc.	787,188
58,000	Mitsui & Co. Ltd.	434,525
46,700	Nidec Corp.	4,336,683
59,000	Nissan Motor Co. Ltd.	636,293
11,300	Nitto Denko Corp.	472,460
72	NTT DoCoMo, Inc.	125,324
11,000	Olympus Optical Co. Ltd.	212,687
3,700	ORIX Corp.	399,695
48,000	Sharp Corp.	692,943
173,000	Sumitomo Forestry Co. Ltd.	1,743,116
963	Sumitomo Mitsui Financial Group, Inc.(b)	5,797,613
503,000	Sumitomo Realty & Development Co. Ltd.	5,727,038
1,872,000	Taisei Corp.	5,928,994
13,200	Takeda Chemical Industries Ltd.	617,038

		50,552,250
Mexico 1.2%
87,100	Desarrolladora Homex, S.A. de C.V. (ADR)(a)(b)	1,549,509
1,373,600	Grupo Modelo, S.A. de C.V., Ser. C	3,399,702

		4,949,211
Netherlands 0.2%
36,885	ING Groep NV	856,181
South Korea 0.3%
8,700	Hyundai Mobis Co.	366,002
2,580	Samsung Electronics Co. Ltd.	919,932

		1,285,934

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Spain 1.4%
119,984	Banco Bilbao Vizcaya Argentaria S.A.	1,597,670
285,702	Telefonica S.A.	4,165,489

		5,763,159
Switzerland 4.3%
23,900	Alcon, Inc.	1,830,740
78,695	Novartis AG	3,521,545
12,813	Roche Holding AG	1,266,928
50,800	Roche Holding AG (ADR)(b)	5,023,018
91,662	UBS AG	6,133,011

		17,775,242
Taiwan 0.1%
193,947	Taiwan Semiconductor Manufacturing Co. Ltd.	244,787
228,448	Wan Hai Lines Ltd.	191,550

		436,337
Thailand 0.2%
650,200	Airports of Thailand Public Co. Ltd.(a)	810,390
United Kingdom 9.9%
25,129	Anglo American PLC	533,727
26,946	AstraZeneca PLC(b)	1,205,889
45,400	AstraZeneca PLC (ADR)	2,039,368
477,232	BP PLC	4,477,963
63,520	British Sky Broadcasting Group PLC	698,246
167,487	Centrica PLC	720,300
408,299	Exel PLC	5,375,491
191,722	HSBC Holdings PLC	2,815,242
535,300	InterContinental Hotels Group PLC	5,689,617
24,920	Reckitt Benckiser PLC	681,549
222,940	Royal Bank Scotland Group PLC (The)	6,267,564
1,361,800	Tesco PLC	6,302,348
2,036,966	Vodafone Group PLC	4,417,163

		41,224,467
United States 53.4%
483,700	Activision, Inc.(a)	7,086,205
170,000	Agilent Technologies, Inc.(a)	4,047,700
62,500	Allergan, Inc.(b)	4,727,500
82,600	American Express Co.(b)	4,150,650
58,900	American International Group, Inc.	4,161,285
84,200	Amgen, Inc.(a)	4,789,296
183,400	Apple Computer, Inc.(a)	5,931,156
74,800	Bank of America Corp.	6,358,748
74,600	Bank of New York Co., Inc. (The)	2,143,258
148,400	Bed, Bath & Beyond, Inc.(a)(b)	5,251,876

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
141,200	BJ Services Co.(a)(b)	7,011,992
107,900	Brinker International, Inc.(a)(b)	3,863,899
120,200	Chico’s FAS, Inc.(a)(b)	5,032,774
232,600	Cisco Systems, Inc.(a)	4,852,036
94,583	Citigroup, Inc.	4,170,164
113,500	Costco Wholesale Corp.(b)	4,614,910
124,200	Dell, Inc.(a)(b)	4,405,374
272,700	DIRECTV Group, Inc.(a)	4,420,467
91,200	Eli Lilly and Co. (The)	5,811,264
142,900	ENSCO International, Inc.	4,302,719
97,900	Gilead Sciences, Inc.(a)(b)	6,328,256
78,700	Guidant Corp.	4,353,684
374,050	IAC/InterActiveCorp(a)(b)	10,211,565
127,200	IVAX Corp.(a)	3,033,720
142,800	J. P. Morgan Chase & Co.(b)	5,330,724
211,200	Kroger Co. (The)(a)	3,336,960
35,400	Lehman Brothers Holdings, Inc.	2,481,540
23,200	Lexmark International, Inc.(a)	2,053,200
61,200	Maxim Integrated Products, Inc.(b)	2,943,720
140,200	MedImmune, Inc.(a)	3,230,208
104,400	Mercury Interactive Corp.(a)(b)	3,816,864
249,800	Microsoft Corp.(b)	7,109,308
176,500	Monsanto Co.	6,399,890
148,400	P.F. Chang’s China Bistro, Inc.(a)(b)	6,593,412
113,260	Pfizer, Inc.	3,619,790
68,200	Phelps Dodge Corp.(a)(b)	5,315,508
109,500	Praxair, Inc.	4,319,775
96,100	Procter & Gamble Co. (The)	5,011,615
57,100	Schlumberger, Ltd.	3,672,672
75,500	Sierra Health Services, Inc.(a)(b)	3,337,100
116,200	Smith International, Inc.(a)(b)	6,772,136
68,500	State Street Corp.	2,932,485
78,600	Symantec Corp.(a)(b)	3,675,336
91,000	Target Corp.(b)	3,967,600
44,100	UnitedHealth Group, Inc.(b)	2,773,890
189,200	Univision Communications, Inc., Class A(a)(b)	5,481,124
59,300	Viacom, Inc., Class B	1,991,887
56,600	Weight Watchers International, Inc.(a)(b)	2,192,684
42,200	Williams-Sonoma, Inc.(The)(a)(b)	1,371,078
72,700	Yahoo! Inc.(a)(b)	2,239,160

		223,030,164

	Total long-term investments (cost $386,132,385)	419,663,827

SHORT-TERM INVESTMENTS 25.9%
Mutual Fund
108,029,053	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $108,029,053)	108,029,053

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
	Total Investments - 126.4% (cost $494,161,438)(e)	527,692,880
	Unrealized depreciation on forward currency contracts, net (d)	(1,831)
	Liabilities in excess of other assets (including cash collateral for securities on loan of $108,029,053) (26.4%)	(110,191,037)

	Net Assets 100%	$417,500,012

(a)	Non-income producing security.
(b)	Portion of securities on loan with an aggregate market value of $104,565,507; cash collateral of $108,029,053 was received with which the portfolio purchased securities.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	At July 31, 2004, the Fund had an outstanding forward currency contracts to purchase and sell foreign currencies as follows:

Foreign Currency Purchase Contracts	Foreign Currency Amount	Current Value	Value at Settlement Date Payable	Unrealized Appreciation
Japanese Yen, expiring 8/2/04	JPY 5,455,983	$48,952	$48,757	$195

Foreign Currency Sale Contracts	Foreign Currency Amount	Current Value	Value at Settlement Date Receivable	Unrealized Appreciation (Depreciation)
Swedish Krona, expiring 8/2/04	SEK 5,611,258	$861,525	$861,898	$373
Swedish Krona, expiring 8/2/04	SEK 7,000,000	912,183	909,918	(2,265)
Japanese Yen, expiring 8/3/04	JPY 14,443,579	129,591	129,457	(134)

				(2,026)

				$(1,831)

(e)	United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$496,997,863	$42,505,174	$11,810,157	$30,695,017

The difference between book basis is primarily attributable to wash sales.

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

GDR – Guaranteed Depositary Receipt.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2004 is as follows:

Mutual Fund	25.9%
Pharmaceuticals	7.4
Commercial Banks	7.1
Software	6.2
Energy Equipment & Services	6.0
Oil & Gas	5.3
Diversified Financial Services	4.6
Hotels, Restaurants & Leisure	4.1
Food & Staples Retailing	3.9
Specialty Retail	3.7
Biotechnology	3.4
Media	3.1
Chemicals	3.1
Computers & Peripherals	3.0
Health Care Equipment & Supplies	3.0
Industrial Conglomorates	3.0
Food & Drug Retailing	2.9
Real Estate	2.6
Internet & Catalog Retail	2.4
Diversified Telecommunication Services	2.3
Electronic Equipment & Instruments	2.2
Semiconductors & Semiconductor Equipment	2.2
Insurance	2.1
Metals & Mining	1.8
Construction & Engineering	1.4
Household Products	1.4
Air Freight & Couriers	1.3
Communications Equipment	1.2
Building Products	1.1
Wireless Telecommunication Services	1.1
Multiline Retail	1.0
Household Durables	1.0
Electric Utilities	1.0
Beverages	0.8
Electrical Equipment	0.6
Internet Software & Services	0.5
Commercial Services & Supplies	0.5
Distributors	0.5
Automobiles	0.4
Auto Components	0.4
Office Electronics	0.3
Gas Utilities	0.2
Trading Companies & Distributors	0.2
Marine	0.1
Machinery	0.1

126.4
Liabilities in excess of other assets	(26.4)

100.0%

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 97.0%
Australia 4.0%
22,047	AMP, Ltd.	$96,806
4,230	Australia and New Zealand Banking Group, Ltd.	53,499
22,549	BHP Billiton, Ltd.	208,126
103,439	BlueScope Steel, Ltd.	536,044
63,463	Boral, Ltd.	322,213
24,715	Centro Properties Group	77,020
9,417	Commonwealth Bank of Australia	205,887
3,890	CSL, Ltd.	69,439
21,152	General Property Trust	51,697
15,000	Insurance Australia Group, Ltd.	52,312
32,112	John Fairfax Holdings, Ltd.	84,780
9,788	Lion Nathan, Ltd.	47,776
107,829	Macquarie Infrastructure Group	261,274
42,934	Mirvac Group	136,803
24,796	Orica, Ltd.	270,888
2,025	QBE Insurance Group, Ltd.	17,698
3,254	Rinker Group, Ltd.	18,777
6,244	Suncorp-Metway, Ltd.	60,780
48,727	Telstra Corp., Ltd.	168,229
2,800	Westfield Group(a)	29,707
22,407	Westpac Banking Corp.	264,404
29,986	WMC Resources, Ltd.	109,196
32,723	Woolworths, Ltd.	268,346

		3,411,701
Austria 1.1%
294	Boehler-Uddeholm AG	23,542
12,000	Erste Bank der oesterreichischen Sparkassen AG	465,929
322	OMV AG	70,556
7,321	voestalpine AG	346,395

		906,422
Belgium 1.4%
422	Compagnie Maritime Belge SA	56,954
1,211	Delhaize Group	57,955
27,643	Dexia	461,937
2,417	Fortis	52,146
692	Groupe Bruxelles Lambert SA	42,906
5,042	KBC Bankverzekeringsholding	284,759
2,338	Mobistar SA(a)	154,957
161	SA D’Ieteren NV	33,592
671	Umicore	41,887

		1,187,093
Bermuda 0.2%
2,400	Frontline, Ltd.	92,037

2,400	Ship Finance International, Ltd.	39,864

		131,901

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Cayman Islands 0.1%
21,000	ASM Pacific Technology, Ltd.	73,367
Denmark 0.6%
48	A P Moller - Maersk A/S	334,218
2,400	Danisco A/S	122,029
1,700	TDC A/S	55,331
300	Topdanmark A/S(a)	17,901

		529,479
Finland 1.6%
42,800	Fortum Oyj	590,008
3,100	Kesko Oyj (Class “B” Shares)	59,641
1,180	Kone Oyj (Class “B” Shares)	69,328
24,161	Nokia Oyj	277,215
700	Nokian Renkaat Oyj	66,410
800	Orion Oyj (Class “B” Shares)	20,708
4,400	Outokumpu Oyj (Class “A” Shares)	68,866
1,850	Pohjola Group PLC (Class “D” Shares)	18,554
5,000	Rautaruukki Oyj	41,897
11,200	Sampo Oyj (Class “A” Shares)	105,582

		1,318,209
France 9.2%
2,887	Air France	45,081
4,004	Aventis SA	310,930
23,313	Axa(a)	479,115
16,899	BNP Paribas SA	984,318
13,644	Bouygues SA(a)	458,798
2,335	CNP Assurances	131,565
11,206	Compagnie de Saint-Gobain	547,754
560	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	31,149
8,737	Credit Agricole SA(a)	206,171
10,143	France Telecom SA(a)	251,316
1,586	Lafarge SA(a)	135,954
729	Lagardere S.C.A.(a)	44,367
2,077	Pernod Ricard SA	248,810
9,038	Renault SA(a)	713,269
9,710	Sanofi-Synthelabo SA	644,139
6,376	Societe Generale(a)	523,530
8,146	Total SA	1,581,930
3,669	Vinci SA	373,482
4,305	Vivendi Universal SA(a)	107,651

		7,819,329

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Germany 6.3%
941	Allianz AG	90,973
6,046	Bayerische Hypo - und Vereinsbank AG(a)	97,540
3,078	Commerzbank AG(a)	52,770
3,076	Continental AG	145,134
2,802	DaimlerChrysler AG(a)	125,189
9,625	Deutsche Bank AG	669,208
21,424	Deutsche Post AG(a)	429,977
16,072	Deutsche Telekom AG(a)	269,351
11,590	E.ON AG(a)	825,087
2,401	HeidelbergCement AG	108,863
5,447	Muenchener Rueckversicherungs-Gesellschaft AG(a)	523,191
789	Puma AG Rudolf Dassler Sport(a)	186,174
1,416	RWE AG(a)	69,385
5,301	SAP AG	850,101
10,959	Siemens AG	769,348
4,093	Suedzucker AG	75,888
5,500	ThyssenKrupp AG	98,134

		5,386,313
Greece 0.8%
1,500	Alpha Bank AE	35,577
1,300	Coca-Cola Hellenic Bottling Co. SA	30,645
9,700	EFG Eurobank Ergasias	209,976
600	Folli-Follie SA	19,836
5,300	Hellenic Petroleum SA	44,028
7,540	National Bank of Greece SA	160,677
11,300	OPAP SA	219,035

		719,774
Hong Kong 1.0%
26,500	BOC Hong Kong Holdings, Ltd.	45,187
4,000	Cheung Kong Holdings, Ltd.	29,488
45,506	Esprit Holdings, Ltd.	203,031
15,000	Hopewell Holdings, Ltd.	29,616
17,000	Swire Pacific, Ltd. (Class “A” Shares)	113,335
286,882	Techtronic Industries Co., Ltd.	426,653

		847,310
Ireland 0.5%
8,556	Allied Irish Banks PLC	131,750
11,853	CRH PLC	265,430
28,407	Independent News & Media PLC	64,981

		462,161
Italy 3.2%
91,707	Banca Intesa SpA	340,065
20,078	Banca Nazionale del Lavoro SpA(a)	47,015
16,837	Banca Popolare di Verona E Novara Scrl	280,955
37,968	Capitalia SpA(a)	115,193
43,687	Eni SpA(a)	899,409

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
20,416	Grupo Editoriale L’Espresso SpA(a)	110,609
6,701	SanPaolo IMI SpA(a)	76,643
120,329	Snam Rete Gas SpA	517,187
26,057	Telecom Italia Mobile SpA(a)	138,661
78,939	Telecom Italia SpA	234,270

		2,760,007
Japan 23.8%
320	ACOM Co., Ltd.	20,586
2,700	Advantest Corp.	157,947
7,000	Ajinomoto Co., Inc.	81,333
23,200	Aoyama Trading Co., Ltd.	522,471
13,000	Asahi Breweries, Ltd.	138,101
25,000	Asahi Kasei Corp.	109,686
700	Asatsu - DK, Inc.	18,496
30,000	Bank of Yokohama, Ltd.	162,846
4,000	Bridgestone Corp.	72,137
16,000	Canon, Inc.	780,943
3,000	Central Glass Co., Ltd.	22,637
24,600	Chubu Electric Power Co., Inc.	515,374
4,000	Citizen Watch Co., Ltd.	39,765
2,000	Coca-Cola West Japan Co., Ltd.	52,218
20,000	Dai Nippon Printing Co., Ltd.	282,984
3,000	Daimaru, Inc. (The)	23,121
3,100	Daito Trust Construction Co., Ltd.	115,428
4,000	Daiwa House Industry Co., Ltd.	41,559
17,000	Denki Kagaku Kogyo Kabushiki Kaisha	55,368
16,800	Denso Corp.	411,502
37	East Japan Railway Co.	201,507
4,000	Eisai Co., Ltd.	117,357
3,000	Fujisawa Pharmaceutical Co., Ltd.	72,675
59,000	Hitachi, Ltd.	359,966
10,800	Honda Motor Co., Ltd.	525,199
3,000	Hoya Corp.	308,196
7,000	Itochu Corp.(a)	27,006
59	Japan Tobacco, Inc.	450,487
7,000	Kaneka Corp.	61,298
7,600	Kansai Electric Power Co., Inc.	138,424
18,000	Kao Corp.	445,740
2,900	Katokichi Co., Ltd.	56,332
35,000	Kawasaki Kisen Kaisha, Ltd.	175,228
1,200	Keyence Corp.	253,663
4,000	Kikkoman Corp.	34,453
21,000	Komatsu, Ltd.	123,790
36,000	Kubota Corp.	163,115
700	Kyocera Corp.	54,013
6,000	Kyowa Hakko Kogyo Co., Ltd.	41,775
15,000	Kyushu Electric Power Co., Inc.	280,607
8,000	Makita Corp.	113,337
17,000	Meiji Dairies Corp.	91,059
58,000	Mitsubishi Corp.	557,857
49,000	Mitsubishi Gas Chemical Co., Inc.	189,045

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
46	Mitsubishi Tokyo Financial Group, Inc.	411,484
11,000	Mitsui & Co., Ltd.	82,410
84,000	Mitsui Mining & Smelting Co., Ltd.	342,165
73,000	Mitsui O.S.K. Lines, Ltd.	379,229
3,000	Mitsui Sumitomo Insurance Co., Ltd.	27,724
500	Murata Manufacturing Co., Ltd.	24,808
11,000	Nippon Meat Packers, Inc.	134,126
42,000	Nippon Oil Corp.	258,131
17,000	Nippon Shokubai Co., Ltd.	129,039
106	Nippon Telegraph and Telephone Corp.	527,836
17,000	Nippon Yusen Kabushiki Kaisha	77,942
69,600	Nissan Motor Co., Ltd.	750,610
17,000	Nisshin Seifun Group, Inc.	168,543
9,600	Nitto Denko Corp.	401,382
7,000	NTN Corp.	36,364
10,000	Obayashi Corp.	47,553
17,000	Oji Paper Co., Ltd.	108,905
1,000	ORIX Corp.	108,026
2,250	Promise Co., Ltd.	145,754
23,000	Ricoh Co., Ltd.	447,804
1,500	Sammy Corp.	73,886
1,900	Sankyo Co., Ltd.	71,598
4,600	Sankyo Company, Ltd.	99,260
5,000	Sanwa Shutter Corp.	24,001
11,000	Seino Transportation Co., Ltd.	105,603
4,000	Sekisui Chemical Co., Ltd.	28,783
4,000	Sharp Corp.	57,745
3,900	Sony Corp.	136,818
63,000	Sumitomo Corp.	439,765
13,000	Sumitomo Electric Industries, Ltd.	123,637
26,000	Sumitomo Heavy Industries, Ltd.(a)	71,383
22,000	Sumitomo Realty & Development Co., Ltd.	250,487
26,000	Taiheiyo Cement Corp.	62,285
15,000	Taisho Pharmaceutical Co., Ltd.	314,252
19,500	Takeda Chemical Industries, Ltd.	911,534
2,620	Takefuji Corp.	188,058
3,900	TDK Corp.	269,436
1,500	THK Co., Ltd.	24,117
9,600	Tohoku Electric Power Co., Inc.	157,624
7,700	Tokyo Broadcasting System, Inc.	131,126
1,700	Tokyo Electric Power Co., Inc.	38,513
7,800	Tokyo Electron, Ltd.	381,410
134,000	Tokyo Gas Co., Ltd.	478,507
22,000	Tokyu Corp.	100,866
25,000	Toray Industries, Inc.	118,433
18,000	Tosoh Corp.	57,979
6,000	Toyo Suisan Kaisha, Ltd.	73,752
40,500	Toyota Motor Corp.	1,627,922
93	UFJ Holdings, Inc.(a)	372,985
31	West Japan Railway Co.	124,050
17,200	Yamaha Corp.	260,805

		20,253,086

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Luxembourg 0.5%
26,713	Arcelor	443,502
Netherlands 4.2%
37,199	ABN AMRO Holding NV	779,272
34,851	Aegon NV	396,511
4,052	ASML Holding NV(a)	57,907
2,528	Corio NV	107,926
9,614	European Aeronautic Defence and Space Co.	265,062
36,607	ING Groep NV	849,728
8,129	Koninklijke (Royal) Philips Electronics NV	197,108
15,493	Royal Dutch Petroleum Co.	777,262
980	Unilever NV	60,350
1,011	Wereldhave NV	83,013

		3,574,139
New Zealand 0.4%
5,000	Fisher & Paykel Appliances Holdings, Ltd.	15,210
16,199	Fletcher Building, Ltd.	51,125
16,875	Sky Network Telelevison, Ltd.(a)	56,467
62,724	Telecom Corporation of New Zealand, Ltd.	243,278

		366,080
Norway 1.1%
19,400	DNB NOR ASA	132,999
4,180	Norsk Hydro ASA	264,476
29,400	Statoil ASA	368,468
22,200	Telenor ASA	151,244

		917,187
Portugal 0.7%
12,937	Banco BPI SA	47,661
117,649	Banco Comercial Portugues SA	243,627
2,474	Jeronimo Martins, SGPS SA(a)	26,807
22,140	Portugal Telecom, SGPS SA	227,104
2,576	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	55,484

		600,683
Singapore 0.8%
7,000	DBS Group Holdings, Ltd.	63,054
12,000	Fraser and Neave, Ltd.	99,026
35,000	Jardine Cycle & Carriage, Ltd.	133,227
120,000	Neptune Orient Lines, Ltd.	169,461
35,000	Singapore Airlines, Ltd.	225,774
10,000	Singapore Land, Ltd.	25,803

		716,345

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Spain 2.8%
9,039	ACS SA	150,940
206	Antena 3 Television SA(a)	10,888
8,151	Banco Bilbao Vizcaya Argentaria SA	108,536
1,143	Banco Popular Espanol SA	61,567
47,269	Banco Santander Central Hispano SA(a)	449,585
4,149	Endesa SA	75,527
15,195	Iberdrola SA(a)	310,999
23,449	Iberia Lineas Aereas de Espana SA	59,851
1,862	Promotora de Informaciones SA(a)	30,040
32,153	Repsol YPF SA(a)	682,855
6,826	Telefonica Publicidad e Informacion SA(a)	43,967
24,184	Telefonica SA	352,599

		2,337,354
Sweden 2.5%
735	Ainax AB(a)	24,136
4,000	Axfood AB	99,558
2,300	Billerud	35,067
98,500	Nordea Bank AB	670,666
25,600	Skandinaviska Enskilda Banken AB (Class “A” Shares)(a)	345,274
6,000	SSAB Svenskt Stal AB (Class “A” Shares)	107,507
10,000	Svenska Handelsbanken AB (Class “A” Shares)	186,346
88,000	Telefonaktiebolaget LM Ericsson (Class “B” Shares)(a)	235,083
11,500	TeliaSonera AB(a)	51,252
11,400	Volvo AB (Class “B” Shares)	408,528

		2,163,417
Switzerland 6.0%
26,453	Credit Suisse Group(a)	848,787
5,746	Kudelski SA(a)	162,811
1,090	Logitech International SA(a)	47,158
2,820	Nestle SA	720,788
15,724	Novartis AG	703,638
4,686	Roche Holdings AG(a)	463,344
90	SGS SA(a)	48,470
563	Straumann AG	97,255
163	Sulzer AG(a)	42,427
4,770	Swiss Re(a)	278,702
18,226	UBSAG	1,219,483
3,282	Zurich Financial Services AG(a)	464,331

		5,097,194
United Kingdom 24.2%
10,605	Alliance Unichem PLC	127,279
9,257	AstraZeneca PLC	414,270
46,256	Aviva PLC	471,040
5,772	BAA PLC	58,726
29,366	BAE Systems PLC	114,144
111,219	Barclays PLC	930,332

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
35,674	Barratt Developments PLC	366,199
2,051	Bellway PLC	26,928
23,716	Berkeley Group PLC	502,422
57,955	BHP Billiton PLC	527,995
185,499	BP PLC	1,740,574
11,579	British Airways PLC(a)	48,586
214,380	BT Group PLC	735,822
9,767	Centrica PLC	42,004
43,519	COLT Telecom Group PLC(a)	32,644
18,336	Diageo PLC	227,233
19,486	Dixons Group PLC	56,872
11,754	Enterprise Inns PLC	113,924
122,735	Friends Provident PLC	292,934
49,388	George Wimpey PLC	332,520
73,284	GlaxoSmithKline PLC	1,488,551
20,587	Hanson PLC	143,101
33,390	HBOS PLC	432,616
54,065	HHG PLC CDI(a)	48,084
90,389	HSBC Holdings PLC	1,327,270
5,712	Imperial Tobacco Group PLC	124,228
70,305	J Sainsbury PLC	344,865
36,263	Kelda Group PLC	340,263
29,818	Kesa Electricals PLC	152,365
19,001	Kingfisher PLC	98,129
74,221	Legal & General Group PLC	130,918
28,711	Lloyds TSB Group PLC	215,234
10,461	Mitchells & Butlers PLC	51,314
19,315	National Grid Transco PLC	152,874
19,331	Next PLC	526,232
5,884	Peninsular & Oriental Steam Navigation Co.	23,887
36,913	Persimmon PLC	392,342
47,266	Prudential PLC	389,787
12,247	Reckitt Benckiser PLC	334,949
48,582	Reuters Group PLC	287,560
9,080	RMC Group PLC	98,821
67,461	Royal & Sun Alliance Insurance Group PLC	94,766
35,221	Royal Bank of Scotland Group PLC	990,176
17,894	Scottish and Southern Energy PLC	233,795
36,146	Scottish Power PLC	258,975
1,826	Severn Trent PLC	26,464
116,914	Shell Transport & Trading Co. PLC	847,220
14,015	Smith & Nephew PLC	141,445
54,023	Tate & Lyle PLC	322,221
41,059	Taylor Woodrow PLC	185,913
131,357	Tesco PLC	607,914
2,961	Trinity Mirror PLC	33,491
14,896	Unilever PLC	131,510
33,210	United Utilities PLC	311,314
566,943	Vodafone Group PLC	1,229,417
19,095	Whitbread PLC	284,384
3,812	William Hill PLC	35,769
12,603	Wolseley PLC	195,948

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
39,273	WPP Group PLC	363,150

		20,559,710

	Total common stocks (cost $74,882,638)	82,581,763

Preferred Stocks 0.2%
Australia 0.1%
6,505	News Corporation, Ltd.	52,251
Germany 0.1%
85	Porsche AG	55,021
895	ProSiebenSat.1 Media AG	15,441

		70,462
Switzerland
77	Schindler Holding AG	21,848

	Total preferred stocks (cost $128,998)	144,561

	Total long-term investments (cost $75,011,636)	82,726,324

Principal Amount (000)	Description
SHORT-TERM INVESTMENTS 1.0%
U.S. Government Security 0.4%
380	United States Treasury Bills(b)(c) 1.29%, 9/16/04	379,376

Shares	Description
Mutual Fund 0.6%
490,139	Dryden Core Investment Fund - Taxable Money Market Series	490,139

	Total short-term investments (cost $869,515)	869,515

	Total Investments 98.2% (cost $75,881,151)(e)	83,595,839
	Other assets in excess of liabilities 1.8%	1,495,602

	Net Assets 100%	$85,091,441

(a)	Non-income producing security.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	Open futures contracts as of July 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2004	Unrealized Appreciation (Depreciation)
	Long Positions:
16	Nikkei 225 Index	Sep. 04	$913,025	$903,600	$(9,425)
9	Share Price Index 200	Sep. 04	550,436	555,898	5,462
10	FTSE 100 Index	Sep. 04	798,136	801,937	3,801
4	Hang Seng Stock Index	Aug. 04	311,878	313,314	1,436
13	DJ Euro Stoxx 50 Index	Sep. 04	423,538	425,091	1,553

					$2,827

(e)	The United States federal income tax basis of the fund’s investments and the net unrealized appreciation as of July 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$75,974,328	$9,310,801	$1,689,290	$7,621,511

The difference between book basis was attributable to deferred losses on wash sales.

Schedule of Investments

as of July 31, 2004 (Unaudited)

The industry classification of portfolio holdings shown as a percentage of net assets as of July 31, 2004 was as follows:

Commercial Banks	18.5%
Oil & Gas	9.5
Pharmaceuticals	6.7
Insurance	4.9
Automobiles	4.5
Diversified Telecommunication Services	4.1
Electric Utilities	3.5
Metals & Mining	3.4
Household Durables	3.0
Food Products	2.5
Wireless Telecommunication Services	2.1
Diversified Financials	1.8
Media	1.8
Electronic Equipment & Instruments	1.7
Food & Drug Retailing	1.7
Machinery	1.6
Marine	1.6
Electrical Equipment	1.5
Trading Companies & Distributors	1.5
Construction Materials	1.4
Office Electronics	1.4
Chemicals	1.2
Gas Utilities	1.2
Specialty Retail	1.2
Beverages	1.0
Software	1.0
Short-Term Investments	1.0
Auto Components	0.9
Household Products	0.9
Real Estate	0.9
Hotels Restaurants & Leisure	0.8
Semiconductor Equipment & Products	0.8
Building Products	0.7
Construction & Engineering	0.7
Tobacco	0.7
Communications Equipment	0.6
Multiline Retail	0.6
Road & Rail	0.6
Air Freight & Couriers	0.5
Leisure Equipment & Products	0.5
Aerospace & Defense	0.5
Multi-Utilities	0.5
Airlines	0.4
Commercial Services & Supplies	0.4
Health Care Equipment & Supplies	0.4
Transportation Infrastructure	0.4
Water Utilities	0.4
Distributors	0.2
Textiles & Apparel	0.2
Computers & Peripherals	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding this Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary of the Fund

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.